Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.59263%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,153,936.50

Principal:
Principal Collections	$20,736,518.02
Prepayments in Full	$9,229,166.10
Liquidation Proceeds	$280,970.11
Recoveries	$188,230.49
Sub Total	$30,434,884.72
Collections	$31,588,821.22

Purchase Amounts:
Purchase Amounts Related to Principal	$126,768.69
Purchase Amounts Related to Interest	$682.21
Sub Total	$127,450.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,716,272.12

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,716,272.12
Servicing Fee	$494,277.28	$494,277.28	$0.00	$0.00	$31,221,994.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,221,994.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,221,994.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,221,994.84
Interest - Class A-3 Notes	$420,206.30	$420,206.30	$0.00	$0.00	$30,801,788.54
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$30,584,988.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,584,988.54
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$30,496,975.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,496,975.21
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$30,433,833.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,433,833.21
Regular Principal Payment	$27,801,207.35	$27,801,207.35	$0.00	$0.00	$2,632,625.86
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,632,625.86
Residual Released to Depositor	$0.00	$2,632,625.86	$0.00	$0.00	$0.00
Total		$31,716,272.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,801,207.35
Total					$27,801,207.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,801,207.35	$61.58	$420,206.30	$0.93	$28,221,413.65	$62.51
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$27,801,207.35	$17.69	$788,161.63	$0.50	$28,589,368.98	$18.19

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$301,944,649.66	0.6687589	$274,143,442.31	0.6071837
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$516,034,649.66	0.3283102	$488,233,442.31	0.3106226

Pool Information
Weighted Average APR	2.297%	2.294%
Weighted Average Remaining Term	33.59	32.77
Number of Receivables Outstanding	39,600	38,603
Pool Balance	$593,132,735.32	$562,443,912.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$547,777,262.23	$519,669,182.00
Pool Factor	0.3452413	0.3273784

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$42,774,730.88
Targeted Overcollateralization Amount	$74,210,470.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,210,470.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$315,399.52
(Recoveries)		137	$188,230.49
Net Loss for Current Collection Period			$127,169.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2573%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7581%
Second Prior Collection Period			0.7457%
Prior Collection Period			0.7125%
Current Collection Period			0.2641%
Four Month Average (Current and Prior Three Collection Periods)			0.6201%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,933	$12,286,673.27
(Cumulative Recoveries)			$1,591,428.56
Cumulative Net Loss for All Collection Periods			$10,695,244.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6225%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,189.11
Average Net Loss for Receivables that have experienced a Realized Loss			$3,646.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	317	$5,837,442.64
61-90 Days Delinquent	0.14%	39	$790,453.33
91-120 Days Delinquent	0.05%	11	$266,853.79
Over 120 Days Delinquent	0.16%	37	$914,753.55
Total Delinquent Receivables	1.39%	404	$7,809,503.31

Repossession Inventory:
Repossessed in the Current Collection Period		23	$536,886.13
Total Repossessed Inventory		41	$992,995.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2294%
Prior Collection Period			0.1995%
Current Collection Period			0.2254%
Three Month Average			0.2181%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3506%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer